Derivatives - Summary of Interest Rate Swap Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives Fair Value [Line Items]
Derivative Asset	$ 11,072	$ 21,700
Accrued Liabilities and Other Liabilities	11,072	21,764
Long [Member] | Financial Institutions [Member]
Derivatives Fair Value [Line Items]
Counterparty Positions With Financial Institutions In A Liability Position Notional Amount	173,490	244,748
Fair Value Of Counterparty Positions With Financial Institutions In A Liability Position	11,072	21,764
Short [Member] | Financial Institutions [Member]
Derivatives Fair Value [Line Items]
Counterparty Positions With Financial Institutions In An Asset Position Notional Amount	71,328
Fair Value Of Counterparty Positions With Financial Institutions In An Asset Position	(1,628)
Interest Rate Swap [Member] | Long [Member]
Derivatives Fair Value [Line Items]
Interest Rate Swaps With Loan Customers In An Asset Position Notional Amount	173,490	244,748
Fair Value Of Interest Rate Swaps With Loan Customers In An Asset Position	11,072	$ 21,700
Interest Rate Swap [Member] | Short [Member]
Derivatives Fair Value [Line Items]
Interest Rate Swaps With Loan Customers In A Liability Position Notional Amount	71,328
Fair Value Of Interest Rate Swaps With Loan Customers In A Liability Position	$ 1,628